Schedule H, Line 4i -- Schedule of Assets (Held at End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Employer identification number:	22-3514823
Three-digit plan number:	004
Investment, current value	$ 4,232,137
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.50%